Restricted Cash and Investments - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 30, 2010	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Investments [Line Items]
Qualified expenditure for construction of facility		$ 275,300,000
Restricted cash or investment			$ 0	$ 0
30-Year Variable Rate Gulf Opportunity Zone Bonds [Member]
Restricted Cash and Investments [Line Items]
Debt instrument face amount	$ 600,000,000
Term of variable rate bonds, years	30 years